Pretax Impact of Foreign Currency Forward Contracts not Designated as Hedging Instruments (Detail) (Other Expense, Net [Member], Foreign Currency Contracts [Member], USD $)
In Thousands, unless otherwise specified
	3 Months Ended		0 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jan. 14, 2011 Predecessor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized on Foreign Currency Forward Contracts	$ (3,032)	$ (2,423)	$ 184	$ 9,010	$ 529	$ (194)